Property, Plant and Equipment - Summary of Property Plant Equipment by Asset Category (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		$ 2,651,087	$ 2,586,179
Less accumulated depreciation		(985,273)	(898,878)
Property, plant and equipment, net	[1]	1,665,814	1,687,301
Marine Vessels [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		1,799,177	1,789,942
Construction Equipment [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		498,621	474,128
Building [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		157,340	152,584
All other [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		161,855	148,805
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment		$ 34,094	$ 20,720

[1]	Our marine vessels are included in the country in which they were located as of year-end.